Shareholders Equity - Summary of Computation of Basic and Diluted Earnings per Share (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2021 MXN ($) $ / shares shares
Earnings per share [abstract]
Net profit for the period attributable to equity holders of the parent from continuing operations	$ 76,110,617	$ 4,505	$ 82,878,406	$ 68,187,225
Net profit for the period attributable to equity holders of the parent from discontinued operations	0		(6,719,015)	124,235,942
Net profit for the period attributable to equity holders of the parent	$ 76,110,617		$ 76,159,391	$ 192,423,167
Weighted average shares (in millions) | shares	63,049	63,049	63,936	65,967
Earnings per share attributable to equity holders of the parent continuing operations | (per share)	$ 1.21	$ 0.07	$ 1.3	$ 1.03
Earnings per share attributable to equity holders of the parent discontinued operations | $ / shares	$ 0		$ (0.11)	$ 1.88